LEASES	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
LEASES
LEASES
Lessee Leases
Pembina enters into arrangements to secure access to assets necessary for operating the business. Leased (right-of-use) assets include terminals, rail, buildings, land and other assets. Total cash outflows related to leases were $83 million for the 12 months ended December 31, 2019.
Right-of-Use Assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2019 (Note 3)	—	221	127	79	427
Additions	—	54	1	58	113
Acquisition (Note 6)	317	—	7	24	348
Amortization	—	(37)	(17)	(12)	(66)
Balance at December 31, 2019	317	238	118	149	822

Included in additions is $45 million related to the remeasurement of the decommissioning provision for the restoration of leased land assets to the condition required by the terms of the underlying lease subsequent to the Kinder Acquisition.
Lessor Leases
Pembina has entered into contracts for the use of its assets that have resulted in lease treatment for accounting purposes. Assets under operating leases include pipelines, terminals and storage caverns. The carrying value of property, plant and equipment under operating leases at December 31, 2019 is $664 million (2018: $679 million). Assets under finance leases include office sub-leases.
Pembina is continuing to obtain and verify information required to determine the identification and classification of lessor leases acquired on December 16, 2019 as part of the Kinder Acquisition. Lessor lease identification could materially impact the classification of acquired assets in the final purchase price allocation, the classification and carrying value of acquired assets at the reporting date, and the following disclosures. Based on information available at the reporting date, Pembina estimates the total undiscounted lessor operating lease payments related to assets acquired as part of the Kinder Acquisition to be approximately $175 million and the carrying value of property, plant and equipment under operating leases at December 31, 2019 to be $58 million.
Maturity of Lease Receivables

As at December 31, 2019	Operating Leases (1)	Finance Leases
($ millions)
Less than one year	90	6
One to two years	89	7
Two to three years	89	6
Three to four years	89	4
Four to five years	89	4
More than five years	910	12
Total undiscounted lease payments	1,356	39
Unearned finance income		(4)
Finance lease receivable		35

(1)	Excludes the total undiscounted lessor operating lease payments of $175 million related to assets acquired as part of the Kinder Acquisition as noted above.
Finance lease receivables are included in advances to related parties and other assets on the Consolidated Statement of Financial Position.